Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	6,545,386	6,545,386	545,386
Preferred stock, shares outstanding	6,545,386	6,545,386	545,386
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	8,575,686	8,575,686	8,575,686
Common stock, shares outstanding	8,575,547	8,575,547	8,575,547
Treasury stock, shares	139	139	139